As filed with the Securities and Exchange Commission on May 23, 2023.

Registration File No. 811-04234
  333-56969

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 41	☒
and
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940	☒
PRE-EFFECTIVE AMENDMENT NO	☐
POST-EFFECTIVE AMENDMENT NO. 64	☒

Equitable America Variable Account L

(Exact Name of Trust)

Equitable Financial Life Insurance Company of America

(Name of Depositor)

525 Washington Blvd.
Jersey City, NJ 07310

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: 212-554-1234

SHANE DALY

Vice President and Associate General Counsel

Equitable Financial Life Insurance Company of America

525 Washington Blvd.
Jersey City, NJ 07310

(Name and Address of Agent for Service)

Please Send Copies of all Communications to:

DODIE C. KENT, ESQ.
Eversheds Sutherland (US) LLP
1114 Avenue of the Americas
New York, New York 10036-7703

Approximate date of Proposed Public Offering: It is proposed that this filing will become effective: (check appropriate box)

☒  immediately upon filing pursuant to paragraph (b) of Rule 485.
☐  on __________ pursuant to paragraph (b) of Rule 485.
☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐  on __________ pursuant to paragraph (a)(1) of Rule 485.

Title of Securities Being Registered: Units of Interest in Separate Account Under Flexible Premium Variable Universal Life Insurance Policies.

Supplement dated May 23, 2023, to the Prospectus and Statement of Additional Information
dated May 1, 2023, for MONY Custom Equity Master VUL policy
issued by Equitable Financial Life Insurance Company of America
Equitable America Variable Account L

 This Supplement amends certain information in your VUL policy Prospectus and Statement of Additional Information. Please read this Supplement carefully and keep it for future reference.

The Independent registered public accounting firm subsection of the Prospectus and Statement of Additional Information is deleted and replaced with the following:

The (i) financial statements of each of the variable investment options of Equitable America Variable Account L as of December 31, 2022 and for each of the periods indicated therein and the (ii) financial statements and financial statement schedules of Equitable Financial Life Insurance Company of America as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022 incorporated in the Statement of Additional Information by reference to the filed Form N-VPFS for Equitable America Variable Account L and filed Form N-VPFS/A for Equitable Financial Life Insurance Company of America, have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company of America as permitted by the applicable SEC independence rules, and as disclosed in Equitable Financial Life Insurance Company of America's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

If you have any questions regarding the information provided in this Supplement, please contact your financial representative or call us toll free at 1-800-487-6669.

144182v62

Prospectus
(Included in Registrant’s Form N-6, File No. 333-56969 Accession No. 0001104659-23-047639 filed on April 20, 2023, and incorporated by reference herein.)

SAI
(Included in Registrant’s Form N-6, File No. 333-56969 Accession No. 0001104659-23-047639 filed on April 20, 2023, and incorporated by reference herein.)

PART C – OTHER INFORMATION

Item 30. Exhibits

(a)   Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of Equitable America Variable Account L, incorporated herein by reference to the Registration Statement filed on Form N-6 (File No. 333-102233) filed on December 27, 2002.

(b)   Not applicable.

(c)   (1)   Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al., incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

(i)    Form of the First Amendment dated as of October 1, 2013 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(ii)   Second Amendment dated as of August 1, 2015 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(2)   Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to post-effective amendment no. 35 to the registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

(3)   Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC., incorporated herein by reference to post-effective amendment no. 35 to the registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

(4)   General Agent Sales Agreement, dated as of June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(i)    First Amendment dated as of August 1, 2006 to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to post-effective amendment no. 12 to the registration statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

(ii)   Second Amendment dated as of April 1, 2008 to General Agent Sales Agreement dated as of June 6, 2005 by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(iii)  Form of the Third Amendment to General Agent Sales Agreement dated as of October 1, 2013 by and between MONY Life Insurance Company of America and AXA Network, LLC, Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (333-195491) filed on April 21, 2015.

(iv) Fourth Amendment to General Agent Sales Agreement dated as of October 1, 2014 by and between Equitable Financial Life Insurance Company of America and AXA Network, LLC, Incorporated herein by reference to the Registration Statement on Form S-3 (333-236437) filed on March 14, 2022.

(v)   Fifth Amendment to General Agent Sales Agreement, dated as of June 1, 2015 by and between MONY Life Insurance Company of America (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-207014) filed on December 23, 2015.

(vi)  Sixth Amendment to General Agent Sales Agreement, dated as of August 1, 2015, by and between MONY Life Insurance Company of America (“MONY America”) and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 19, 2019.

(vii) Seventh Amendment to General Agent Sales Agreement, dated as of April 1, 2016, by and between MONY Life Insurance Company of America (“MONY America”) and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 19, 2019.

(viii) Eighth Amendment to General Agent Sales Agreement dated as of November 1, 2019, by and between MONY Life Insurance Company of America ("MONY America") and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(ix) Ninth Amendment to General Agent Sales Agreement, dated as of October 1, 2020, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(x) Tenth Amendment to General Agent Sales Agreement, dated as of September 1, 2021, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-6 (File No. 333-56969) filed on April 21, 2022.

(xi) Eleventh Amendment to General Agent Sales Agreement, dated as of November 1, 2021, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-6 (File No. 333-56969) filed on April 21, 2022.

(5)   Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(6)  Broker-Dealer and General Agent Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

(7)   Wholesale Level Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America, AXA Distributors, LLC, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (333-56969) filed on April 25, 2014.

(d)   Form of policy, incorporated herein by reference to the registration statement on Form S-6 (File No. 333-56969) filed on June 16, 1998. Filed in paper.

(e)   (1)  Application Form for Flexible Premium Variable Universal Life Insurance Policy, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

        (2)  Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

(f)   (1)   Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(2)   By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(3)   Articles of Restatement of the Articles of Incorporation of Equitable Financial Life Insurance Company of America (as Amended December 13, 2019) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

(4)   By-Laws of Equitable Financial Life Insurance Company of America (as Amended December 13, 2019) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

(5)   Amended and Restated By-Laws of Equitable Financial Life Insurance Company of America dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-6 (file No. 333-191149) filed on April 21, 2021.

(g)   (1)   Form of Reinsurance Agreement among Continental Assurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference post-effective no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

        (2)   Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and MONY Life Insurance Company of America and RGA Reinsurance Company, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form N-6 (333-56969) filed on April 28, 2005.

        (3)   Form of General & Cologne Life Re Automatic Yearly Renewable Term Reinsurance Agreement Treaty #M158-100 between MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form S-6 (File No. 333-56969) filed on April 28, 2005.

        (4)   Automatic Bulk YRT Non-Refund Agreement MONY Life Insurance Company and MONY Life Insurance Company of America with Allianz Life Insurance Company of North America, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form S-6 (File No. 333-56969) filed on April 28, 2005.

        (5)   Reinsurance Agreement by and among MONY Life Insurance Company of America and Protective Life Insurance Company, dated October 1, 2013, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (333-56969) filed on April 25, 2014.

(h)   (1)   Form of agreement to purchase shares. Application Form for Flexible Premium Variable Universal Life Insurance Policy, filed as Exhibit 1.(10) to Pre-Effective Amendment No. 1, dated January 6, 1995, to Registration Statement on Form S-6 (Registration No. 33-82570), is incorporated herein by reference. Filed in paper.

(2)   Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to the Annual Report on Form 10-K (File No. 333-65423) filed on March 31, 2005.

(3)   Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(i)    AMENDED AND RESTATED PARTICIPATION AGREEMENT, made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company (“MONY”), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an “Account”), EQ ADVISORS TRUST, a business trust organized under the laws of the State of Delaware (“Trust”) and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the “Distributor”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(ii)   Amendment No. 1, dated as of June 4, 2013 (“Amendment No. 1”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(iii)  Amendment No. 2, dated as of October 21, 2013 (“Amendment No. 2”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(iv)  Amendment No. 3, dated as of November 1, 2013 (“Amendment No. 3”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 11, 2014.

(v)   Amendment No. 4, dated as of April 4, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(vi)  Amendment No. 5, dated as of June 1, 2014 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(vii) Amendment No. 6, dated as of July 16, 2014 (“Amendment No. 6”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 5, 2015.

(viii) Amendment No. 7, dated as of July 16, 2014 (“Amendment No. 7”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 05, 2015.

(ix)  Amendment No. 8, dated as of December 21, 2015 (“Amendment No. 8”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 11, 2016.

(x)   Amendment No. 9, dated as of December 9, 2016 (“Amendment No. 9”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on January 31, 2017.

(xi)   Amendment No. 10, dated as of May 1, 2017, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC incorporated by reference to Post-Effective Amendment No. 125 to the EQ Advisors Trust Registration Statement on Form N-1A filed on April 28, 2017 (File No. 333-17217).

(xii)   Amendment No. 11, dated as of November 1, 2017, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC incorporated by reference to Post-Effective Amendment No. 128 to the EQ Advisor’s Trust Registration Statement on Form N-1A filed on October 27, 2017 (File No. 333-17217).

(xiii)   Amendment No. 12 dated as of July 12, 2018 to the Amended and Restated Participation Agreement dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 31, 2018.

(xiv)   Amendment No. 13 dated as of December 6, 2018 to the Amended and Restated Participation Agreement dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 26, 2019.

(xv)   Amendment No. 14 dated as of July 16, 2020 to the Amended and Restated Participation Agreement dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254202) filed on March 12,2021.

(xvi)   Amendment No. 15 dated as of February 1, 2021 to the Amended and Restated Participation Agreement dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254202) filed on March 12,2021.

(xvii)   Amendment No. 16 dated as of February 26, 2021to the Amended and Restated Participation Agreement, dated as of May 23, 2012,as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

(xviii)   Amendment No. 17 dated July 22, 2021 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

(xviii)   Amendment No. 18 dated January 13, 2022 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 28, 2022.

(4)   Participation Agreement — among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-134304) on August 25, 2006.

(i)    Amended and Restated Participation Agreement made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company (“MONY”), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an “Account”), AXA PREMIER VIP TRUST, a business trust organized under the laws of the State of Delaware (“Trust”) and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the “Distributor”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No.333-70754) filed on October 2, 2013.

(ii)   Amendment No. 1, dated as of October 21, 2013 (“Amendment No. 1”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(iii)  Amendment No. 2, dated as of November 1, 2013 (“Amendment No. 2”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on February 11, 2014.

(iv)  Amendment No. 3, dated as of April 18, 2014 (“Amendment No. 3”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(v)   Amendment No. 4, dated as of July 8, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(vi)  Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1A (File No. 333-70754) filed on April 26, 2016.

(vii)  Amendment No. 6 dated as of July 19, 2018 to Amended and Restated Participation Agreement dated May 23, 2021, by and among Equitable Premier VIP Trust, MONY Life Insurance Company of America and AXA Distributors LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021

(viii)  Amendment No. 7 dated as of July 16, 2020 to Amended and Restated Participation Agreement dated May 23, 2012, by and among Equitable Premier VIP Trust, Equitable Financial Life Insurance Company of America and AXA Distributors LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12,2021.

(5)   Participation Agreement dated January 1, 1997 between Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.), Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form S-6 (File No. 333-56969) filed April 26, 2012.

      (i)   Amendment dated May 15, 2002 to Fund Participation Agreement dated May 15, 2002 by and between the Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.), Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form S-6 (File No. 333-56969) filed April 26, 2012.

(6)   Participation Agreement dated July 1, 1999 between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 29 to the registration statement on Form N-4 (File No. 333-59717) filed on April 24, 2015.

(i)    Amendment effective October 1, 2002 to Participation Agreement dated July 1, 1999, between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 29 to the registration statement on Form N-4 (File No. 333-59717) filed on April 24, 2015.

(ii)   Second Amendment effective November 27, 2013 to Participation Agreement dated July 1, 1999, between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 29 to the registration statement on Form N-4 (File No. 333-59717) filed on April 24, 2015.

(7)   Participation Agreement dated July 12, 2000 by and between MONY Life Insurance Company of America and Janus Aspen Series , previously filed with this Registration Statement, File No. 333-229237on Form N-6 on April 21, 2022.

         (i)   First Amendment to Fund Participation Agreement effective October 1, 2002 to Fund Participation Agreement dated July 12, 2000 by and among Janus Aspen and MONY Life Insurance Company of America, previously filed with this Registration Statement, File No. 333-229237 on Form N-6 on April21, 2022.

        (ii) Second Amendment to Fund Participation Agreement effective May 1, 2003 to Fund Participation Agreement dated July 12, 2000 by and among Janus Aspen and MONY Life Insurance Company of America, previously filed with this Registration Statement, File No. 333-229237 on Form N-6 on April 21, 2022.

        (iii) Fourth Amendment to Fund Participation Agreement effective February 10, 2021 to Fund Participation Agreement dated July 12, 2000 by and among Equitable Financial Life Insurance Company of America and Janus Aspen Series, previously filed with this Registration Statement, File No. 333-229237 on Form N-6 on April 21, 2022.

        (iv) Fifth Amendment to Fund Participation Agreement effective May 25, 2021 to Fund Participation Agreement dated July 12, 2000 by and among Equitable Financial Life Insurance Company of America and Janus Aspen Series, previously filed with this Registration Statement, File No. 333-229237 on Form N-6 on April 21, 2022.

        (v) Amendment to Fund Participation Agreement effective July 7, 2022, to Fund Participation Agreement dated July 12, 2000 by and among Equitable Financial Life Insurance Company of America and Janus Aspen Series, previously filed with this Registration Statement, File No. 333-56969 on Form N-6 on April 20, 2023.

(8)   Participation Agreement, dated August 27, 2010 by and among MONY Life Insurance Company of America, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to post-effective amendment no. 10 to the registration statement on Form N-4 (File No. 333-160951) filed on December 2, 2010.

(9)    Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company of America, incorporated herein by reference to registration statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (i)  Third Amendment dated October 20, 2009 to the Participation Agreement, (the “Agreement”) dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement incorporated herein by reference to the registration statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

        (ii)  Fifth Amendment, effective October 17, 2013 to that certain Participation Agreement, (the “Agreement”), dated December 1, 2001, as amended, by and among MONY Life Insurance Company of America (the “Company”), PIMCO Variable Insurance Trust and PIMCO Investments LLC (collectively, the “Parties”), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

        (iii)  Sixth Amendment, effective January 1, 2021 to the Participation Agreement dated December 1, 2001 by and among Equitable Financial Life Insurance Company of America, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-6 (333- 229238) filed on April 21, 2021.

        (iv)  Seventh Amendment, entered into effective May 1, 2021 to the Participation Agreement dated December 1, 2001 by and among MONY Life Insurance Company, Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, previously filed with this Registration Statement, File No. 333-229238 on Form N-6 on April 21, 2022.

        (v)  Eighth Amendment, entered into effective October 7, 2021 to the Participation Agreement dated December 1, 2001 by and among MONY Life Insurance Company, Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, previously filed with this Registration Statement, File No. 333-229238 on Form N-6 on April 21, 2022.

(10)  Participation Agreement dated October 1, 2013, by and among AXA Equitable Life Insurance Company, PIMCOVariable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein byreference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

        (i)  First Amendment to Participation Agreement entered into as of May 1, 2021 to Participation Agreementeffective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO VariableInsurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein byreference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

        (ii)  Second Amendment to Participation Agreement entered into as of October 7, 2021 to ParticipationAgreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company,PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC,incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed onApril 20, 2022.

        (iii)  Third Amendment to Participation Agreement entered into as of October 11, 2022 to ParticipationAgreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company,Equitable Financial Life Insurance Company of America, PIMCO Variable Insurance Trust, PIMCOEquity Series VIT and PIMCO Investments LLC, incorporated herein by reference to RegistrationStatement on Form N-4 (File No. 333-229766) filed on February 3, 2023.

(11)   Participation Agreement dated December 1, 2001 among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributions LLC, incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form-S-6 (File No. 333-06071) filed on May 31, 2002.

(i)          Administrative Services Agreement by and between MONY Life Insurance Company of America and Protective Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-6 (File No. 333-56969) filed on April 21, 2022.

               (j)         Not Applicable

(k)         Opinion and consent of Shane Daly, Vice President and Associate General Counsel, filed herewith.

            (l)            Not Applicable

            (m)           Not Applicable

            (n)            Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for Equitable Financial Life Insurance Company of America, filed herewith.

            (o)            Not Applicable

            (p)            Not Applicable

            (q)            Memorandum Pursuant to Rule 6e-3(b)(12)(iii) Describing Issuance, Transfer, and Redemption Procedures, incorporated herein by reference to Post-Effective Amendment No. 4 to the registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

            (r)            Not Applicable.

            (s)           Powers of Attorney, incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-265030) filed on September 20, 2022.

Item 31. Directors and Officers of the Depositor
*  The business address for all officers and directors of the Depositor is 525 Washington Boulevard, Jersey City, NJ 07310.
Name and Principal Business Address*	Position and Offices with Depositor
Francis Hondal 10050 W. Suburban Drive Pinecrest, FL 33156	Director
Arlene Isaacs-Lowe 1830 South Ocean Drive, #1411 Hallandale, FL 33009	Director
Daniel G. Kaye 767 Quail Run Inverness, IL 60067	Director
Joan Lamm-Tennant 135 Ridge Common Fairfield, CT 06824	Director
Craig MacKay England & Company 1133 Avenue of the Americas Suite 2719 New York, NY 10036	Director
Kristi A. Matus 47-C Dana Road Boxford, MA 02116	Director
Bertram L. Scott 3601 Hampton Manor Drive Charlotte, NC 28226	Director
George Stansfield AXA 25, Avenue Matignon 75008 Paris, France	Director
Charles G.T. Stonehill Founding Partner Green & Blue Advisors 20 East End Avenue, Apt. 5C New York, New York 10028	Director
OFFICER-DIRECTOR
*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS
*Nicholas B. Lane	President
*José Ramón González	Chief Legal Officer and Secretary
*Jeffrey J. Hurd	Chief Operating Officer
*Robin M. Raju	Chief Financial Officer
*Michael B. Healy	Chief Information Officer
*Nicholas Huth	Chief Compliance Officer
*William Eckert	Chief Accounting Officer
*Darryl Gibbs	Chief Diversity Officer
*David W. Karr	Signatory Officer
*Jessica Baehr	Signatory Officer
*Mary Jean Bonadonna	Signatory Officer
*Eric Colby	Signatory Officer
*Steven M. Joenk	Chief Investment Officer
*Kenneth Kozlowski	Signatory Officer
*Carol Macaluso	Signatory Officer
*Hector Martinez	Signatory Officer
*James McCravy	Signatory Officer
*James Mellin	Signatory Officer
*Hillary Menard	Signatory Officer
*Kurt Meyers	Deputy General Counsel and Signatory Officer
*Maryanne (Masha) Mousserie	Signatory Officer
*Prabha ("Mary") Ng	Chief Information Security Officer
*Anthony Perez	Signatory Officer
*Antonio Di Caro	Signatory Officer
*Glen Gardner	Deputy Chief Investment Officer
*Shelby Hollister-Share	Signatory Officer
*Manuel Prendes	Signatory Officer
*Meredith Ratajczak	Chief Actuary
*Aaron Sarfatti	Chief Risk Officer and Chief Strategy Officer
*Stephen Scanlon	Signatory Officer
*Samuel Schwartz	Signatory Officer
*Stephanie Shields	Signatory Officer
*Joseph M. Spagnuolo	Signatory Officer
*Gina Tyler	Chief Communications Officer
*Constance Weaver	Chief Marketing Officer
*Stephanie Withers	Chief Auditor
*Yun ("Julia") Zhang	Treasurer

Item 32. Persons Controlled by or Under Common Control with the Depositor or Registrant

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Equitable Financial Life Insurance Company of America, a wholly-owned subsidiary of Equitable Holdings, LLC.

(a)  The Equitable Holdings, Inc. — Subsidiary Organization Chart: Q4-2022 is incorporated herein by reference to the Post-Effective Amendment No.5 to the Form N-4 Registration Statement (File No. 333-248907), filed with the Commission on February 3, 2023.

Item 33. Indemnification

The By-Laws of Equitable Financial Life Insurance Company of America (the “Corporation”) provide, in Article VI as follows:

Section 1. Nature of Indemnity. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys’ fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

Section 6. Survival; Preservation of Other Rights. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a “contract right” may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 7. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

The directors and officers of the Company are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities  (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. Principal Underwriters

(a)  Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of Equitable Financial, EQ Advisors Trust, and of Equitable America Variable Accounts A, K, L and 70A and AA. In addition, Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account 301.

(b)  Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC.

(i)         EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER
*David Karr	Director, Chairman of the Board and Chief Executive Officer
*Nicholas B. Lane	Director
*Frank Massa	Director and President
*Aaron Sarfatti	Director
*Jessica Baehr	Director
*Ralph E. Browning, II	Chief Privacy Officer
*Mary Jean Bonadonna	Chief Risk Officer
*Patricia Boylan	Broker Dealer Chief Compliance Officer
*Yun (“Julia”) Zhang	Director, Senior Vice President and Treasurer
*Nia Dalley	Vice President and Chief Conflicts Officer
*Brett Esselburn	Vice President, Investment Sales and Financial Planning
*Gina Jones	Vice President and Financial Crime Officer
*Dusten Long	Vice President
*Page Pennell	Vice President
*Sean Donovan	Assistant Vice President
*Alan Gradzki	Assistant Vice President
*Janie Smith	Assistant Vice President
*James Mellin	Chief Sales Officer
*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer
*Prabha ("Mary") Ng	Chief Information Security Officer
*Alfred Ayensu-Ghartey	Vice President
*Joshua Katz	Vice President
*Christopher LaRussa	Investment Advisor Chief Compliance Officer
*Christian Cannon	Vice President and General Counsel
*Samuel Schwartz	Vice President
*Dennis Sullivan	Vice President
* Michael Cole	Vice President
*Constance (Connie) Weaver	Vice President
*Tony Richardson	Principal Operations Officer
*Michael Brudoley	Secretary
*Christine Medy	Assistant Secretary
*Francesca Divone	Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(ii) EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER
*Nicholas B. Lane	Director, Chairman of the Board and Chief Executive Officer
*Jessica Baehr	Director, Executive Vice President and Head of Group Retirement
*Hector Martinez	Director, Executive Vice President and Head of Life Business
*Eric Brown	Senior Vice President
*James Crimmins	Senior Vice President
*James Daniello	Senior Vice President
*Michael B. Healy	Senior Vice President
*Patrick Ferris	Senior Vice President
*Brett Ford	Senior Vice President
*Bernard Heffernon	Senior Vice President
*David Kahal	Senior Vice President
*Fred Makonnen	Senior Vice President
*Matthew Schirripa	Senior Vice President
*David Veale	Senior Vice President
*Alfred Ayensu-Ghartey	Vice President and General Counsel
*Alfred D’Urso	Vice President and Chief Compliance Officer
*Mark Teitelbaum	Senior Vice President
*Candace Scappator	Vice President, Chief Financial Officer, Principal Financial Officer and Principal Operations Officer
*Gina Jones	Vice President and Financial Crime Officer
*Yun (“Julia”) Zhang	Senior Vice President and Treasurer
*Francesca Divone	Secretary
*Richard Frink	Senior Vice President
*Michael J. Gass	Vice President
*Kathi Gopie	Vice President
*Timothy Jaeger	Vice President
*Jeremy Kachejian	Vice President
*Laird Johnson	Vice President
*Enrico Mossa	Assistant Vice President
*James C. Pazareskis	Assistant Vice President
*Caitlin Schirripa	Assistant Vice President
*Samuel Schwartz	Vice President
*Greg Seavey	Vice President
* Michael Cole	Assistant Treasurer
*Jonathan Zales	Senior Vice President
*Stephen Scanlon	Director, Executive Vice President and Head of Individual Retirement
*Prabha ("Mary") Ng	Senior Vice President and Chief Information Security Officer
*Michael Brudoley	Assistant Secretary
*Christine Medy	Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Equitable Advisors	N/A	$0	$0	$0
Equitable Distributors, LLC	N/A	$0	$0	$0

Item 35. Location of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Company, in whole or in part, at its Operations Center at 5788 Widewaters Parkway, Syracuse, New York 13214, 1290 Avenue of the Americas, New York, New York, 10104, 2801 Highway 280 South, Birmingham, Alabama, 35223, or at 525 Washington Boulevard, Jersey City, New Jersey 07310.

Item 36. Management Services

Not applicable.

Item 37. Fee Representation

Equitable Variable Account L, the Registrant, and Equitable Financial Life Insurance Company of America, the Company, represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Equitable Financial Life Insurance Company of America, the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and  has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on May 23, 2023.

Equitable America Variable Account L of
Equitable Financial Life Insurance Company of America
(Registrant)

By: /s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

Equitable Financial Life Insurance Company of America
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*	Chief Executive Officer and Director
Mark Pearson

PRINCIPAL FINANCIAL OFFICER:

*	Chief Financial Officer
Robin Raju

PRINCIPAL ACCOUNTING OFFICER:

*	Chief Accounting Officer
William Eckert

*DIRECTORS:

Joan Lamm-Tennant	Daniel G. Kaye	Mark Pearson
Kristi A. Matus	Francis Hondal	Charles G.T. Stonehill
George Stansfield	Bertram L. Scott	Arlene Isaacs-Lowe

Craig MacKay

*BY:	/S/ SHANE DALY
Shane Daly
Attorney-in-Fact
May 23, 2023

Exhibit Index

(k) Opinion and consent of Shane Daly, Vice President and Associate General Counsel

(n) Opinion and Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for Equitable Financial Life Insurance Company of America